Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Reinsurance Treaties
The amounts related to this reinsurance treaty are as follows:

Three Months Ended June 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$3,678	$1,201	$2,340
Maiden Insurance Company	6,130	1,943	3,886
Technology Insurance Company	2,452	786	1,574
Total	$12,260	$3,930	$7,800

Three Months Ended June 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$44,120	$13,342	$28,071
Maiden Insurance Company	73,533	22,237	46,785
Technology Insurance Company	29,413	8,894	18,714
Total	$147,066	$44,473	$93,570

Six Months Ended June 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$12,673	$3,899	$9,307
Maiden Insurance Company	21,122	6,441	15,499
Technology Insurance Company	8,449	2,585	6,218
Total	$42,244	$12,925	$31,024

Six Months Ended June 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$87,263	$26,930	$55,033
Maiden Insurance Company	145,438	44,883	91,721
Technology Insurance Company	58,175	17,954	36,688
Total	$290,876	$89,767	$183,442
The amounts related to these reinsurance treaties are as follows:

June 30, 2014	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(199)	$—	$40
Wesco	(3,714)	—	(60)
AARC	543	100	(330)

December 31, 2013	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(200)	$836	$1,359
Wesco	(1,067)	—	13
AARC	457	78	(281)

Three Months Ended June 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$720	$(173)	$448
Wesco	5,926	(1,490)	5,456
AARC	(330)	89	(173)

Three Months Ended June 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$1,084	$(311)	$369
Wesco	4,506	(1,377)	2,869
AARC	(335)	98	(208)

Six Months Ended June 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$1,483	$(385)	$1,004
Wesco	10,668	(2,742)	8,686
AARC	(623)	172	(366)

Six Months Ended June 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$2,239	$(457)	$1,182
Wesco	6,449	(1,825)	3,888
AARC	(625)	189	(411)

Schedule of Percentage Participation by Reinsurer
The percentage breakdown by reinsurer of such 50% is as follows:

Name of Insurer	Percentage Participation
ACP Re Ltd.	30%
Maiden Insurance Company, a subsidiary of Maiden	50%
Technology Insurance Company, a subsidiary of AmTrust	20%

Schedule of Effects of Recoveries of Acquisition Costs from Reinsured Contracts
These amounts have been netted against acquisition and other underwriting costs in the accompanying consolidated statements of income.

June 30, 2014	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$47,965	$1,214	$11,228
Maiden Insurance Company	79,942	2,023	18,712
Technology Insurance Company	31,977	785	7,485
Total	$159,884	$4,022	$37,425

December 31, 2013	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$74,997	$7,669	$30,604
Maiden Insurance Company	124,995	12,782	51,021
Technology Insurance Company	49,998	4,958	20,408
Total	$249,990	$25,409	$102,033